Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Non-controlling interest includes preference shares, redeemable	5,177	5,792
Retained earnings, restricted for non-convertible debenture (NCD) redemption	3,501	7,308